VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 5.5%
AVZ Minerals Ltd. †∞ 1,399,901 $ 109,744
Paladin Energy Ltd. * † 174,708 1,399,756
Perseus Mining Ltd. † 787,374 1,412,281
2,921,781
Burkina Faso : 1.6%
IAMGOLD Corp. (USD) * 162,961 852,286
Underline
Canada : 8.0%
B2Gold Corp. (USD) † 47,052 144,920
Barrick Gold Corp. (USD) 81,757 1,626,147
Ivanhoe Mines Ltd. * † 165,627 2,466,720
4,237,787
Egypt : 4.6%
Centamin Plc (GBP) 383,315 753,777
Commercial International
Bank - Egypt (CIB) (USD)
(GDR) † 1,004,655 1,705,904
2,459,681
India : 1.8%
MakeMyTrip Ltd. (USD) * † 10,199 947,997
Underline
Indonesia : 0.4%
Golden Agri-Resources Ltd.
(SGD) 935,300 204,278
Underline
Kenya : 4.6%
Equity Group Holdings Plc 3,480,061 1,182,951
Safaricom Plc 10,617,257 1,234,712
2,417,663
Morocco : 13.3%
Attijariwafa Bank 65,249 3,648,180
Bank of Africa 47,277 939,528
Banque Centrale Populaire 55,496 1,645,151
Co. Sucrerie Marocaine et de
Raffinage 41,074 806,952
7,039,811
Nigeria : 5.2%
Guaranty Trust Holding Co.
Plc 37,030,788 1,064,358
MTN Nigeria
Communications Plc * 7,752,802 886,698
Zenith Bank Plc 36,068,485 815,320
2,766,376
Norway : 0.1%
Scatec ASA 144A * 8,905 70,126
Underline
South Africa : 38.3%
Absa Group Ltd. 66,823 680,309
African Rainbow Minerals
Ltd. † 8,011 88,290
Anglo American Platinum
Ltd. † 4,730 170,596
Anglo American Plc (GBP) 79,062 2,578,421
Anglogold Ashanti Plc (USD) 44,418 1,182,851
Aspen Pharmacare Holdings
Ltd. 23,490 265,809
AVI Ltd. 18,419 117,317
Bid Corp. Ltd. † 16,801 431,664
Bidvest Group Ltd. † 16,178 274,997
Number
of Shares Value
South Africa (continued)
Capitec Bank Holdings Ltd. 6,013 $ 1,062,332
Clicks Group Ltd. 13,542 311,955
Discovery Ltd. 36,753 366,937
Exxaro Resources Ltd. † 11,566 115,121
FirstRand Ltd. 404,820 1,947,116
Gold Fields Ltd. (ADR) † 61,552 944,823
Growthpoint Properties Ltd. 203,897 166,005
Harmony Gold Mining Co.
Ltd. (ADR) 32,764 333,210
Impala Platinum Holdings
Ltd. * 52,980 297,714
Investec Plc (GBP) 35,604 271,875
Kumba Iron Ore Ltd. 4,649 108,182
Life Healthcare Group
Holdings Ltd. 80,978 75,186
Momentum Metropolitan
Holdings 79,931 136,693
Mr Price Group Ltd. 16,364 256,870
MTN Group Ltd. 87,988 468,878
Naspers Ltd. 12,899 3,136,340
Nedbank Group Ltd. † 31,076 538,136
Northam Platinum Holdings
Ltd. † 17,830 112,821
Old Mutual Ltd. 170,839 135,819
OUTsurance Group Ltd. 52,216 175,866
Pepkor Holdings Ltd. 144A 137,589 192,179
Remgro Ltd. 32,351 295,360
Sanlam Ltd. 111,446 569,113
Sasol Ltd. (ADR) † 33,802 228,502
Shoprite Holdings Ltd. 23,597 404,073
Sibanye Stillwater Ltd.
(ADR) * † 33,044 135,811
Standard Bank Group Ltd. 93,752 1,316,323
Thungela Resources Ltd. † 9,543 60,777
Tiger Brands Ltd. † 8,268 111,791
Woolworths Holdings Ltd. 45,329 179,159
20,245,221
Tanzania : 1.0%
Helios Towers Plc (GBP) * 329,689 507,194
Underline
United Arab Emirates : 3.1%
Itissalat Al-Maghrib (MAD) 168,857 1,634,366
Underline
United Kingdom : 6.4%
Airtel Africa Plc 144A 1,420,634 2,180,938
Endeavour Mining Plc † 43,456 1,031,782
Vodacom Group Ltd. (ZAR) 29,990 190,512
3,403,232
United States : 3.2%
Kosmos Energy Ltd. * 314,486 1,267,379
Royal Caribbean Cruises Ltd. 2,283 404,913
1,672,292
Zambia : 2.7%
First Quantum Minerals Ltd.
(CAD) * 104,650 1,428,436
Underline
Zimbabwe : 0.0%
Delta Corp. Ltd. 15,980 11,572

VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Zimbabwe (continued)
Ecocash Holdings Zimbabwe
Ltd. * 32,900 $ 408
11,980
Total Common Stocks
(Cost: $44,075,403) 52,820,507
RIGHTS : 0.0%
(Cost: $0)
Morocco : 0.0%
Bank of Africa,
MAD 0.12, exp. 10/31/24* 13 5
Underline
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $44,075,403) 52,820,512
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
9.2%
Money Market Fund: 9.2%
(Cost: $4,849,020)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4,849,020 $ 4,849,020
Total Investments: 109.0%
(Cost: $48,924,423) 57,669,532
Liabilities in excess of other assets: (9.0)% (4,756,714)
NET ASSETS: 100.0% $ 52,912,818
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
MAD Moroccan Dirham
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
† Security fully or partially on loan. Total market value of securities on loan is $7,932,499.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,443,243, or 4.6% of net assets.